Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Repayment schedule [Abstract]
Corporate debt	$ 641,785	$ 643,083
Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	7,685
Between January and September 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	11,667
Between October and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	254,002
2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	57,464
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	104,033
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	206,934
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	57,464
New Revolving Credit Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between January and September 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between October and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	57,464
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	310,967
Note Issuance Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | Between January and September 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | Between October and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	104,033
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	206,934
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	11,667
2017 Credit Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between January and September 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	11,667
2017 Credit Facility [Member] | Between October and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member]
Repayment schedule [Abstract]
Corporate debt	261,687
2019 Notes [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	7,685
2019 Notes [Member] | Between January and September 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Between October and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	254,002
2019 Notes [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0